UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2019

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund
The fund's portfolio
11/30/18 (Unaudited)

COMMON STOCKS (88.0%)(a)
	Shares	Value
Auto components (0.5%)
Tupy SA (Brazil)	184,032	$938,958

		938,958
Banks (13.7%)
ABSA Group, Ltd. (South Africa)	161,009	1,789,936
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)(NON)	929,860	1,988,579
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	10,705,600	1,283,759
China Construction Bank Corp. (China)	3,781,000	3,233,230
Credicorp, Ltd. (Peru)	14,599	3,201,415
CTBC Financial Holding Co., Ltd. (Taiwan)	1,888,000	1,257,488
Hana Financial Group, Inc. (South Korea)	54,255	1,826,065
HDFC Bank, Ltd. (India)	123,566	3,770,220
Itau Unibanco Holding SA ADR (Preference) (Brazil)	378,468	3,531,106
Moneta Money Bank AS (Czech Republic)	371,112	1,278,563
Sberbank of Russia PJSC ADR (Russia)	101,032	1,198,962
Turkiye Garanti Bankasi AS (Turkey)	726,072	1,145,960

		25,505,283
Capital markets (0.7%)
Edelweiss Financial Services, Ltd. (India)	523,597	1,276,718

		1,276,718
Chemicals (5.0%)
Formosa Plastics Corp. (Taiwan)	534,000	1,731,631
Indorama Ventures PCL (Foreign depositary shares) (Thailand)	1,316,100	2,160,985
Mexichem SAB de CV (Mexico)	510,100	1,190,432
PETRONAS Chemicals Group (PCG) Bhd (Malaysia)	874,100	1,924,286
Sasol, Ltd. (South Africa)	79,366	2,332,388

		9,339,722
Commercial services and supplies (1.8%)
Clean TeQ Holdings, Ltd. (Australia)(NON)	4,288,584	1,301,252
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
Sunny Friend Environmental Technology Co., Ltd. (Taiwan)	278,000	1,961,840

		3,263,094
Construction and engineering (1.4%)
China State Construction International Holdings, Ltd. (China)	1,072,000	934,363
CTCI Corp. (Taiwan)	1,126,000	1,663,820

		2,598,183
Construction materials (1.1%)
China National Building Material Co., Ltd. (China)	1,336,000	1,039,669
West China Cement, Ltd. (China)	6,446,000	1,013,226

		2,052,895
Diversified consumer services (0.6%)
Fu Shou Yuan International Group, Ltd. (China)	1,493,000	1,135,015

		1,135,015
Diversified financial services (0.5%)
Chailease Holding Co., Ltd. (Taiwan)	301,520	939,823

		939,823
Electrical equipment (0.8%)
KEI Industries, Ltd. (India)	277,467	1,431,193

		1,431,193
Electronic equipment, instruments, and components (0.7%)
Elite Material Co., Ltd. (Taiwan)	575,000	1,358,159

		1,358,159
Energy equipment and services (0.4%)
Hilong Holding, Ltd. (China)	6,837,000	716,409

		716,409
Food and staples retail (2.7%)
Dino Polska SA (Poland)(NON)	62,949	1,617,288
GS Retail Co., Ltd. (South Korea)	49,547	1,682,202
X5 Retail Group NV GDR (Russia)	64,574	1,646,935

		4,946,425
Food products (1.5%)
Gruma SAB de CV Class B (Mexico)	135,318	1,482,573
Nestle India, Ltd. (India)	8,209	1,266,008

		2,748,581
Health-care providers and services (0.6%)
Bangkok Chain Hospital PCL (Thailand)	1,959,100	1,090,126

		1,090,126
Household durables (—%)
HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2

		2
Independent power and renewable electricity producers (1.2%)
Canvest Environmental Protection Group Co., Ltd. (China)	4,169,000	2,145,385

		2,145,385
Industrial conglomerates (0.5%)
Alliance Global Group, Inc. (Philippines)(NON)	4,294,900	936,581

		936,581
Insurance (6.4%)
AIA Group, Ltd. (Hong Kong)	458,000	3,756,609
DB Insurance Co., Ltd. (South Korea)	25,506	1,541,511
Discovery, Ltd. (South Africa)	68,332	762,465
Hyundai Marine & Fire Insurance Co., Ltd. (HDMF) (South Korea)	38,565	1,377,874
Old Mutual, Ltd. (South Africa)	527,908	883,236
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	377,000	3,658,195

		11,979,890
Interactive media and services (4.2%)
Tencent Holdings, Ltd. (China)	195,100	7,825,691

		7,825,691
Internet and direct marketing retail (5.0%)
Alibaba Group Holding, Ltd. ADR (China)(NON)	57,590	9,263,927
Global Fashion Group SA (acquired 8/2/13, cost $87,766) (Private) (Luxembourg)(NON)(F)(RES)	2,072	18,861

		9,282,788
IT Services (2.2%)
Infosys, Ltd. (India)	261,116	2,501,487
Larsen & Toubro Infotech, Ltd. (India)	69,830	1,573,138

		4,074,625
Media (1.5%)
Naspers, Ltd. Class N (South Africa)	14,135	2,839,620

		2,839,620
Metals and mining (1.2%)
Skipper, Ltd. (India)	336,643	444,728
Vale SA ADR (Brazil)	132,974	1,821,744

		2,266,472
Multiline retail (0.9%)
Poya International Co., Ltd. (Taiwan)	172,260	1,672,492

		1,672,492
Oil, gas, and consumable fuels (7.2%)
CNOOC, Ltd. (China)	1,910,000	3,221,879
Geopark, Ltd. (Colombia)(NON)	105,714	1,624,824
Lukoil PJSC ADR (Russia)	54,127	3,980,813
MOL Hungarian Oil & Gas PLC (Hungary)	149,786	1,658,198
Petroleo Brasileiro SA - Petrobras ADR (Brazil)	204,200	2,973,152

		13,458,866
Personal products (3.3%)
Grape King Bio, Ltd. (Taiwan)	206,000	1,320,672
LG Household & Health Care, Ltd. (South Korea)	1,263	1,311,223
Natura Cosmeticos SA (Brazil)	177,392	1,876,676
TCI Co., Ltd. (Taiwan)	103,000	1,669,933

		6,178,504
Pharmaceuticals (1.6%)
Aurobindo Pharma, Ltd. (India)	105,680	1,229,632
China Traditional Chinese Medicine Holdings Co., Ltd. (China)	2,632,000	1,756,836

		2,986,468
Real estate management and development (2.4%)
Ayala Land, Inc. (Philippines)	1,506,400	1,199,050
China Overseas Land & Investment, Ltd. (China)	332,000	1,158,255
KWG Property Holding, Ltd. (China)	1,080,500	960,965
Logan Property Holdings Co., Ltd. (China)	938,000	1,096,805

		4,415,075
Road and rail (0.5%)
Localiza Rent a Car SA (Brazil)	135,182	940,716

		940,716
Semiconductors and semiconductor equipment (4.4%)
MediaTek, Inc. (Taiwan)	382,000	2,950,557
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	704,889	5,152,957

		8,103,514
Software (0.5%)
Douzone Bizon Co., Ltd. (South Korea)	20,717	927,151

		927,151
Technology hardware, storage, and peripherals (5.1%)
Samsung Electronics Co., Ltd. (South Korea)	206,965	7,770,240
Samsung Electronics Co., Ltd. (Preference) (South Korea)	59,043	1,786,722

		9,556,962
Textiles, apparel, and luxury goods (2.0%)
CCC SA (Poland)	17,704	981,985
JNBY Design, Ltd. (China)	808,500	1,410,030
Mavi Giyim Sanayi Ve Ticaret AS Class B (Turkey)	187,657	1,357,085

		3,749,100
Thrifts and mortgage finance (1.9%)
Housing Development Finance Corp., Ltd. (HDFC) (India)	120,229	3,439,430

		3,439,430
Water utilities (1.7%)
China Water Affairs Group, Ltd. (China)	2,768,000	3,113,061

		3,113,061
Wireless telecommunication services (2.3%)
China Mobile, Ltd. (China)	323,500	3,224,924
Safaricom PLC (Kenya)	4,184,600	970,611

		4,195,535

Total common stocks (cost $171,538,748)		$163,428,512

WARRANTS (5.7%)(a)
	Expiration date	Strike Price	Warrants	Value
Al Rajhi Bank 144A (Saudi Arabia)	2/21/19	$0.00	96,042	$2,191,063
Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)(NON)	3/6/19	0.00	64,344	1,208,974
Han's Laser Technology Industry Group Co., Ltd. 144A (China)(NON)	9/27/19	0.00	172,500	835,198
National Bank of Kuwait SAKP 144A (Kuwait)(NON)	11/13/19	0.00	560,978	1,530,108
Samba Financial Group 144A (Saudi Arabia)(NON)	7/15/19	0.00	216,227	1,783,571
Saudi Kayan Petrochemical Co. 144A (Saudi Arabia)(NON)	2/16/21	0.00	282,896	1,048,000
Wuliangye Yibin Co., Ltd. 144A (China)	4/12/19	0.00	276,500	2,086,154

Total warrants (cost $11,632,880)				$10,683,068

INVESTMENT COMPANIES (2.7%)(a)
	Shares	Value
iShares MSCI Emerging Markets ETF	123,700	$5,081,596

Total investment companies (cost $4,932,223)		$5,081,596

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16 and 9/14/17, cost $10,576) (Luxembourg) (Private)(NON)(F)(RES)	1,609	$14,939

Total convertible preferred stocks (cost $10,576)		$14,939

SHORT-TERM INVESTMENTS (5.7%)(a)
	Shares	Value
Putnam Short Term Investment Fund 2.37%(AFF)	10,511,254	$10,511,254

Total short-term investments (cost $10,511,254)		$10,511,254
TOTAL INVESTMENTS

Total investments (cost $198,625,681)		$189,719,369

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through November 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $185,797,424.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $33,804, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/18
	Short-term investments
	Putnam Short Term Investment Fund**	$6,285,814	$56,693,975	$52,468,535	$24,671	$10,511,254

	Total Short-term investments	$6,285,814	$56,693,975	$52,468,535	$24,671	$10,511,254
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,125,589 to cover the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	26.3%
	Taiwan	11.4
	South Korea	9.6
	India	8.9
	United States	8.2
	Brazil	6.4
	South Africa	4.5
	Russia	3.6
	Saudi Arabia	3.3
	Hong Kong	2.0
	Thailand	1.7
	Peru	1.7
	Mexico	1.4
	Poland	1.4
	Turkey	1.3
	Philippines	1.1
	United Arab Emirates	1.0
	Malaysia	1.0
	Hungary	0.9
	Colombia	0.9
	Kuwait	0.8
	Australia	0.7
	Indonesia	0.7
	Czech Republic	0.7
	Kenya	0.5
	Luxembourg	<0.1
	Germany	<0.1

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$14,860,846	$—
Consumer discretionary	10,202,885	6,556,607	18,863
Consumer staples	3,359,249	10,514,261	—
Energy	4,597,976	9,577,299	—
Financials	6,732,521	36,408,623	—
Health care	1,090,126	2,986,468	—
Industrials	940,716	8,229,049	2
Information technology	—	24,020,411	—
Materials	5,173,161	8,485,928	—
Real estate	—	4,415,075	—
Utilities	—	5,258,446	—

Total common stocks	32,096,634	131,313,013	18,865
Convertible preferred stocks	—	—	14,939
Investment companies	5,081,596	—	—
Warrants	—	10,683,068	—
Short-term investments	10,511,254	—	—

Totals by level	$47,689,484	$141,996,081	$33,804
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$10,683,068	$—

Total	$10,683,068	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	1,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 28, 2019